SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL AND RESERVES
Summary of continuity of share purchase options

The continuity of share purchase options for the year ended December 31, 2021 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2020	Granted	Exercised	Expired	31, 2021	31, 2021
February 20, 2022	$0.15	75,000	—	(75,000)	—	—	—
September 30, 2023	$0.40	250,000	—	(100,000)	—	150,000	150,000
December 17, 2024	$0.50	2,685,000	—	(760,000)	—	1,925,000	1,925,000
April 18, 2025	$1.00	1,500,000	—	(50,000)	—	1,450,000	1,450,000
May 23, 2025	$1.075	225,000	—	(25,000)	—	200,000	200,000
August 11, 2025	$1.40	2,965,000	—	(65,000)	—	2,900,000	2,900,000
September 3, 2025	$2.07	215,000	—	(100,000)	—	115,000	115,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,242,500	—	(87,500)	—	6,155,000	6,155,000
April 29, 2026	$6.79	—	1,369,000	(10,500)	(64,250)	1,294,250	1,118,000
May 17, 2026	$8.62	—	200,000	—	—	200,000	200,000
September 27, 2026	$8.70	—	125,000	—	—	125,000	12,500
November 26, 2026	$8.04	—	62,500	—	(6,750)	55,750	6,250
		14,182,500	1,756,500	(1,273,000)	(71,000)	14,595,000	14,256,750
Weighted average exercise price $		2.36	5.39	0.97	6.91	3.01	2.92
Weighted average contractual remaining life (years)		4.58	—	—	—	3.71	3.71

The continuity of share purchase options for the year ended December 31, 2020 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2019	Granted	Exercised	Expired	31, 2020	31, 2020
February 20, 2022	$0.15	1,930,000	—	(1,855,000)	—	75,000	75,000
September 30, 2023	$0.40	350,000	—	(100,000)	—	250,000	250,000
December 17, 2024	$0.50	5,605,000	—	(2,920,000)	—	2,685,000	2,685,000
April 18, 2025	$1.00	—	2,300,000	(800,000)	—	1,500,000	1,500,000
May 23, 2025	$1.075	—	1,670,000	(1,445,000)	—	225,000	225,000
August 11, 2025	$1.40	—	5,040,000	(2,075,000)	—	2,965,000	2,965,000
September 3, 2025	$2.07	—	215,000	—	—	215,000	215,000
October 1, 2025	$2.15	—	25,000	—	—	25,000	25,000
December 31, 2025	$4.10	—	6,242,500	—	—	6,242,500	6,242,500
		7,885,000	15,492,500	(9,195,000)	—	14,182,500	14,182,500
Weighted average exercise price $		0.41	2.40	0.77	—	2.36	2.36
Weighted average contractual remaining life (years)		4.22	5.0	—	—	4.58	4.58

Summary of weighted average assumptions used to estimate the fair value of options granted

	Year ended December 31,
	2021	2020
Risk-free interest rate	0.95%	0.39%
Expected option life in years	5.0	5.0
Expected share price volatility(i)	95.13%	96.82%
Grant date share price	$7.18	$2.39
Expected forfeiture rate	—	—
Expected dividend yield	Nil	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.

Summary of continuity of warrants

The continuity of warrants for the year ended December 31, 2021 is as follows:

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December 31,
Expiry date	Price	31, 2020	Issued	Exercised	Expired	2021
August 11, 2021	$1.30	714,462	—	(714,462)	—	—
August 13, 2021	$1.30	113,399	—	(113,399)	—	—
May 12, 2022	$1.30	39,475	—	(14,321)	—	25,154
May 13, 2022	$1.50	36,052	—	(27,680)	—	8,372
June 4, 2022	$1.50	25,845	—	(9,885)	—	15,960
June 10, 2022	$1.30	4,107	—	(4,107)	—	—
		933,340	—	(883,854)	—	49,486
Weighted average exercise price $		1.31	—	1.31	—	1.40
Weighted average contractual remaining life (years)		0.70	—	—	—	0.38

The continuity of warrants for the year ended December 31, 2020 is as follows:

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December
Expiry date	Price	31, 2019	Issued	Exercised	Expired	31, 2020
August 11, 2021	$1.30	—	1,190,769	(476,307)	—	714,462
August 13, 2021	$1.30	—	188,999	(75,600)	—	113,399
May 12, 2022	$1.30	—	39,475	—	—	39,475
May 13, 2022	$1.50	—	36,052	—	—	36,052
June 4, 2022	$1.50	—	28,230	(2,385)	—	25,845
June 10, 2022	$1.30	—	4,107	—	—	4,107
November 29, 2022	$0.75	16,000,000	—	(16,000,000)	—	—
		16,000,000	1,487,632	(16,554,292)	—	933,340
Weighted average exercise price		$0.75	1.31	0.77	—	1.31
Weighted average contractual remaining life (years)		2.92	1.07	—	—	0.70

Summary of weighted average assumptions used to estimate the fair value of warrants issued

	Year ended December 31,
	2021	2020
Risk-free interest rate	—	0.26%
Expected option life in years	—	1.07
Expected share price volatility(i)	—	91.94%
Grant date share price	—	$1.41
Expected forfeiture rate	—	—
Expected dividend yield	Nil	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the warrant.